Earnings per $0.25 Ordinary Share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings per $0.25 Ordinary Share
Schedule of Earnings per Ordinary Share

	2018	2017	2016
Profit for the year attributable to equity holders ($m)	2,155	3,001	3,499
Basic earnings per Ordinary Share	$ 1.70	$ 2.37	$ 2.77
Diluted earnings per Ordinary Share	$ 1.70	$ 2.37	$ 2.76
Weighted average number of Ordinary Shares in issue for basic earnings (millions)	1,267	1,266	1,265
Dilutive impact of share options outstanding (millions)	–	1	1
Diluted weighted average number of Ordinary Shares in issue (millions)	1,267	1,267	1,266